Interest Expense, net (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Schedule of Interest Expense, Net

Interest expense, net consists of the following:

	Three Months Ended September 30,		Nine Months Ended September 30,
(in thousands)	2024	2023	2024	2023

Interest expense	$(9)	$(43)	$(2,051)	$(77)
Interest expense, related party	-	(22)	-	(22)
Contract asset interest expense	-	(90)	-	(268)
Interest income	17	13	56	111
Interest income (expense), net	$8	$(142)	$(1,995)	$(256)

Interest expense, net consists of the following:

	For years ended December 31,
(in thousands)	2023	2022
Interest expense	(220)	(12)
Interest expense, related party	(22)	-
Contract asset interest expense	(358)	(358)
Interest income- related party	-	165
Interest income – other	132	10
Interest expense, net	$(468)	$(195)